SCHEDULE I -CONDENSED FINANCIAL INFORMATION OF PARENT - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Millions	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Notes receivables from affiliated companies	$ 307			$ 197				$ 17
Total current assets	641			344				214
INVESTMENTS AND OTHER NONCURRENT ASSETS:
Other noncurrent assets	35			47				36
Total investments and other noncurrent assets	773			1,009				984
TOTAL ASSETS	13,542			12,565				11,419
CURRENT LIABILITIES:
Short-term borrowings - affiliated companies				302				383
Accounts payable - affiliated companies	150			142
Accrued taxes	327			306				262
Accrued interest	78			68				62
Other	13			15				14
Total current liabilities	924			1,458				753
EQUITY:
Members' equity	2,250			2,250				2,250
Retained earnings	526			286				159
Total members' equity	2,776			2,536				2,409
Noncontrolling interest	832			774				766
TOTAL EQUITY	3,608	$ 3,456	$ 3,388	3,310	$ 3,354	$ 3,313	$ 3,220	3,175	$ 3,163	$ 2,892
TOTAL LIABILITIES AND EQUITY	13,542			12,565				11,419
Non-affiliates
CURRENT LIABILITIES:
Short-term borrowings - affiliated companies	280			300				0
Accounts payable - affiliated companies				0				2
Affiliates
CURRENT LIABILITIES:
Short-term borrowings - affiliated companies	$ 1			2				383
Accounts payable - affiliated companies				142				30
Parent Company
Current Assets
Total current assets				0				2
INVESTMENTS AND OTHER NONCURRENT ASSETS:
Investment in subsidiaries				5,810				4,563
Accumulated deferred income tax benefits				5				38
Other noncurrent assets				6				5
Total investments and other noncurrent assets				5,821				4,606
TOTAL ASSETS				5,821				4,608
CURRENT LIABILITIES:
Accrued taxes				1				1
Accrued interest				32				32
Other				1				0
Total current liabilities				334				213
LONG-TERM DEBT				2,177				1,986
EQUITY:
Members' equity				2,250				2,250
Retained earnings				282				159
Total members' equity				2,532				2,409
Noncontrolling interest				778				0
TOTAL EQUITY				3,310				2,409
TOTAL LIABILITIES AND EQUITY				5,821				4,608
Parent Company | Non-affiliates
CURRENT LIABILITIES:
Short-term borrowings - affiliated companies				300				0
Parent Company | Affiliates
Current Assets
Affiliated companies				0				2
Notes receivables from affiliated companies				0				0
CURRENT LIABILITIES:
Short-term borrowings - affiliated companies				0				178
Accounts payable - affiliated companies				$ 0				$ 2